INCOME TAXES (Effective Income Tax Rate Reconciliation) (Details)	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
INCOME TAXES [Abstract]
Statutory federal tax rate	35.00%	35.00%	35.00%
State taxes (net of federal tax benefits)	2.60%	1.70%	1.10%
Tax differential on foreign earnings	(0.30%)	(2.90%)	(2.00%)
Domestic manufacturing deduction	(2.30%)	(2.30%)	(2.30%)
Change in Valuation Allowance	0.60%	0.70%	0.80%
Other differences	(1.00%)	0.50%	(1.30%)
Effective tax rate	34.60%	32.70%	31.30%